Related-party transactions (Details Narrative) - USD ($)			3 Months Ended			6 Months Ended
	Jul. 14, 2021	Apr. 07, 2021	Jun. 30, 2021	Mar. 31, 2021	Mar. 31, 2020	Jun. 30, 2021	Jun. 30, 2020
IfrsStatementLineItems [Line Items]
Description of debt settlement		The debt will be settled in 60 installments updated based on 124.75% of the CDI, from January 18, 2021 until full settlement.
Net finance income (expense)			$ 59,000,000
Tax and social security costs [member]
IfrsStatementLineItems [Line Items]
Compensation of employees				$ 245,000,000	$ 290,000,000	$ 189,000,000	$ 227,000,000
Board And Executive Officers [member]
IfrsStatementLineItems [Line Items]
Compensation of employees	$ 9,000,000					$ 6,000,000
Description of maturity date						April 2021 to March 2022
Executive officers [member]
IfrsStatementLineItems [Line Items]
Compensation of employees	$ 470,600.00						$ 6,000,000
Brazil, Brazil Real
IfrsStatementLineItems [Line Items]
Net finance income (expense)			$ 328,000,000
Amazonas energia SA [member]
IfrsStatementLineItems [Line Items]
Agreement amount		$ 77
Centrais eletricas brasileras SA [member]
IfrsStatementLineItems [Line Items]
Agreement amount		$ 436